Share capital (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Summary of Share Capital

	Number of shares
	Common shares	Treasury shares	Total
Balance at January 1, 2021	3,246,727,248	—	3,246,727,248
Issuance of treasury shares	1,153,502,908	(1,153,502,908)	—
Direct Share Placement program	—	398,219,762	398,219,762
Private placements	—	112,887,942	112,887,942
Acquisition payments	—	342,527,847	342,527,847
Exercises of options	13,104,461	—	13,104,461

Balance at December 31, 2021	4,413,334,617	(299,867,357)	4,113,467,260

Balance at January 1, 2022	4,413,334,617	(299,867,357)	4,113,467,260
Issuance of treasury shares	1,200,000,000	(1,200,000,000)	—
Direct Share Placement program	—	138,857,806	138,857,806
Milestone payments	—	150,200,120	150,200,120
Exercises of options	3,000,000	—	3,000,000

Balance at December 31, 2022	5,616,334,617	(1,210,809,431)	4,405,525,186